Investment Objectives and Goals	Aug. 05, 2025
Scharf ETF
Prospectus [Line Items]
Risk/Return [Heading]	Scharf ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Scharf ETF (the “Fund”) seeks long-term capital appreciation.
Scharf Global Opportunity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Scharf Global Opportunity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Scharf Global Opportunity ETF (the “Fund”) seeks long-term capital appreciation.